Risk Management	6 Months Ended
Apr. 30, 2022
Risk Management
Risk Management
NOTE 22:  RISK MANAGEMENT
The risk management policies and procedures of the Bank are provided in the MD&A. The shaded sections of the “Managing Risk” section of the MD&A relating to market, liquidity, and insurance risks are an integral part of the Interim Consolidated Financial Statements.